Leasing Activity, Lease Payments on Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025, operating leases, lessee	$ 889
2026, operating leases, lessee	938
2027, operating leases, lessee	799
2028, operating leases, lessee	661
2029, operating leases, lessee	473
Thereafter, operating leases, lessee	1,234
Total lease payments, operating leases, lessee	4,994
Less: imputed interest	571
Total operating lease liabilities	$ 4,423	$ 4,060
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Weighted average remaining lease term (in years)	6 years 7 months 6 days
Weighted average discount rate	3.60%
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, term of contract	15 years
Lessee, Operating lease, term of contract, longest expiration year	2105
Lessee, Operating lease, not yet commenced, lease commitment amount	$ 74
Lessee, Operating lease, not yet commenced, earliest year of commencement	2026
Minimum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	1 year
Maximum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	18 years